Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Payable [Abstract]
Schedule of Related Parties Payable	Nature of relationship with related parties
Name	Relationship with the Company
Yan, Keyan	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei	Chief Executive Officer and Co-chairman of the Board of Directors
Li Huidan	Co-Chairman of the Board of Directors
Mu Ruifeng	Director
Jin Yan	Director
Significant balances between the Company and the above related parties:
		As at December 31,
Name	Nature	2025	2024
Li, Huidan	Borrowing of funds	2,048,901	2,423,433
Sun, Lei	Borrowing of funds	5,177,309	1,359,982
		7,226,210	3,783,415